Related Party Transactions (Details) - Schedule of Information About Other Related Party Transactions - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Amounts settled in cash or shares for goods and services
Total	$ 102,293	$ 99,667	$ 154,364
Purchases of various goods and services from entities controlled by key management personnel [Member]
Amounts settled in cash or shares for goods and services
Total	102,293	99,667	154,364
Legal services by key management personnel [Member]
Amounts settled in cash or shares for goods and services
Total			20,000
Other [Member]
Amounts settled in cash or shares for goods and services
Total	17,325	17,065
Rental of an office suite from Wattle Laboratories Pty Ltd [Member]
Amounts settled in cash or shares for goods and services
Total	47,293	44,667	42,364
Services rendered by Grandlodge Capital Pty Ltd [Member]
Amounts settled in cash or shares for goods and services
Total	$ 55,000	$ 55,000	$ 112,000